Stock-Based Compensation [Text Block]	12 Months Ended
Mar. 31, 2013
Stock-Based Compensation [Text Block]
30.	STOCK-BASED COMPENSATION

The following describes the stock-based compensation plans of MUFG, BTMU, MUTB, MUSHD, MUMSS and UNBC.

MUFG, BTMU, MUTB, MUSHD and MUMSS

MUFG, BTMU, MUTB, MUSHD and MUMSS have a stock-based compensation plan for directors, executive officers and corporate auditors and senior fellows (“officers”).

The awards under the stock-based compensation plan are a type of stock option (referred to as “Stock Acquisition Rights”) to officers of MUFG, BTMU, MUTB, MUSHD and MUMSS. The Stock Acquisition Rights are normally issued and granted to these officers once a year.

The class of shares to be issued or transferred on exercise of the Stock Acquisition Rights is common stock of MUFG. The number of shares to be issued or transferred on exercise of each Stock Acquisition Right (“number of granted shares”) is 100 shares. In the event of stock split or stock merger of common stock of MUFG, the number of granted shares shall be adjusted in accordance with the ratio of stock split or stock merger. If any events occur that require the adjustment of the number of granted shares (e.g., mergers, consolidations, corporate separations or capital reductions of MUFG), MUFG shall appropriately adjust the number of granted shares to a reasonable extent.

The contractual term of the Stock Acquisition Rights is approximately 30 years from the date of grant. Some of the Stock Acquisition Rights vest on the date of grant and the rest of the rights graded-vest depending on the holders’ service periods as officers. The Stock Acquisition Rights are only exercisable after the date on which the following conditions are met: (1) holder as a director or an executive officer loses the status of both director and executive officer, and (2) holder as a corporate auditor loses the status of a corporate auditor, and (3) holder as a senior fellow loses the status of a senior fellow. The exercise price is ¥1 per share.

The following is a summary of the Stock Acquisition Rights transactions of MUFG, BTMU, MUTB, MUSHD and MUMSS for the fiscal year ended March 31, 2013:

	Fiscal year ended March 31, 2013
	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
			(in years)	(in millions)
Outstanding, beginning of fiscal year	19,374,200	¥1
Granted	8,373,600	1
Exercised	(4,051,500)	1
Forfeited or Expired	(121,500)	1

Outstanding, end of fiscal year	23,574,800	¥1	28.04	¥13,131

Exercisable, end of fiscal year	—	¥—	—	¥—

The fair value of the Stock Acquisition Rights is estimated on the date of grant using the Black-Scholes option pricing model that uses the assumptions described in the following table. The risk-free rate is based on the Japanese government bonds yield curve in effect at the date of grant based on the expected term. The expected volatility is based on the historical data from traded common stock of MUFG. The expected term is based on the average service period of officers of MUFG, BTMU, MUTB, MUSHD and MUMSS, which represents the expected outstanding period of the Stock Acquisition Rights granted. The expected dividend yield is based on the dividend rate of common stock of MUFG at the date of grant.

	Fiscal years ended March 31,
	2011	2012	2013
Risk-free interest rate	0.23%	0.29%	0.11%
Expected volatility	43.97%	44.96%	40.48%
Expected term	4 years	4 years	4 years
Expected dividend yield	2.91%	3.13%	3.18%

The weighted-average grant date fair value of the Stock Acquisition Rights granted for the fiscal years ended March 31, 2011, 2012 and 2013 was ¥36,600, ¥33,700 and ¥33,100 per 100 shares, respectively.

The MUFG Group recognized ¥2,839 million, ¥2,771 million and ¥2,862 million of compensation costs related to the Stock Acquisition Rights with ¥1,155 million, ¥1,127 million and ¥1,088 million of the corresponding tax benefit for the fiscal years ended March 31, 2011, 2012 and 2013, respectively. As of March 31, 2013, the total unrecognized compensation cost related to the Stock Acquisition Rights was ¥552 million and it is expected to be recognized over three months.

Cash received from the exercise of the Stock Acquisition Rights for the fiscal years ended March 31, 2011, 2012 and 2013 was ¥3 million, ¥4 million and ¥4 million, respectively. The actual tax benefit realized for the tax deductions from exercise of the Stock Acquisition Rights for the fiscal years ended March 31, 2011, 2012 and 2013 was ¥836 million, ¥821 million and ¥675 million, respectively.

UNBC

UnionBanCal Corporation Stock Bonus Plan (“Stock Bonus Plan”)

Effective as of April 27, 2010, UNBC adopted the Stock Bonus Plan. Under the Stock Bonus Plan, UNBC grants restricted stock units settled in American Depositary Shares (“ADSs”) representing shares of common stock of UNBC’s indirect parent company, MUFG, to key employees at the discretion of the Executive Compensation and Benefits Committee of the Board of Directors (“the Committee”). The Committee determines the number of shares, vesting requirements and other features and conditions of the restricted stock units. Under the Stock Bonus Plan, MUFG ADSs are purchased in the open market upon the vesting of the restricted stock units, through a revocable trust. There is no amount authorized to be issued under the Plan since all shares are purchased in the open market. These awards generally vest pro-rata on each anniversary of the grant date and become fully vested three years from the grant date, provided that the employee has completed the specified continuous service requirement. Generally, the grants vest earlier if the employee dies, is permanently and totally disabled, retires under certain grant, age and service conditions, or terminates employment under certain conditions.

Under the Stock Bonus Plan, the restricted stock unit participants do not have dividend rights, voting rights or other stockholder rights. The grant date fair value of these awards is equal to the closing price of the MUFG ADSs on date of grant.

The following table is a summary of the Stock Bonus Plan:

Grant Date	Units Granted	Fair Value of Stock	Vesting Duration	Pro-rata Vesting Date
Grant Date
November 15, 2010	3,995,505	$4.72	3 years	April 15
April 15, 2011	4,754,105	4.69	3 years	April 15
July 15, 2011	180,740	4.94	3 years	July 15
April 15, 2012	4,816,795	4.78	3 years	April 15
July 15, 2012	74,175	4.72	3 years	July 15

The following table is a rollforward of the restricted stock units under the Stock Bonus Plan for the fiscal years ended December 31, 2011 and 2012:

	Restricted Stock Units
	2011	2012
Units outstanding, beginning of year	3,943,590	7,138,334
Activity during the year:
Granted	4,934,845	4,890,970
Vested	1,435,268	2,920,392
Forfeited	304,833	251,028

Units outstanding, end of year	7,138,334	8,857,884

The following table is a summary of UNBC’s compensation costs, the corresponding tax benefit for the fiscal years ended December 31, 2010, 2011 and 2012, and unrecognized compensation costs as of December 31, 2010, 2011 and 2012:

	December 31,
	2010	2011	2012
	(in millions)
Compensation costs	¥263	¥1,198	¥1,437
Tax benefit	88	479	559
Unrecognized compensation costs	1,304	1,710	2,251